CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 47,112	$ 38,704
Investment in equity securities, at fair value	2,763	9,868
Accounts receivable, net	12,973	9,803
Inventories	6,138	1,907
Prepaid expenses and other	2,975	1,688
Total current assets	73,423	61,970
Property, plant and equipment, net	11,831	12,712
Intangible assets, net	1,063	12,203
Right of use assets	1,398	9,107
Long-term investments	4,398	40,128
Total assets	96,234	138,298
Current liabilities:
Accounts payable	3,289	2,223
Accrued and other current liabilities	11,816	10,963
Total current liabilities	17,005	13,186
Other liabilities	12,297	14,325
Total liabilities	29,302	30,339
Shareholders' equity:
Ordinary shares	1	1
Additional paid-in capital	691,766	696,224
Treasury shares	(9,330)	(8,034)
Accumulated other comprehensive income (loss)	(703)	1,954
Accumulated deficit	(637,160)	(605,643)
Total shareholders' equity	44,574	84,502	$ 81,540	$ 72,995
Total liabilities, redeemable noncontrolling interest and shareholders' equity	96,234	138,298
Parent Company
Current assets:
Cash and cash equivalents	12,088	19,380
Investment in equity securities, at fair value	2,763	9,868
Accounts receivable, net	12,973	9,803
Inventories	6,138	1,907
Prepaid expenses and other	1,147	1,204
Intercompany receivables	779	779
Total current assets	35,888	42,941
Property, plant and equipment, net	8	18
Intangible assets, net	28	57
Right of use assets		80
Long-term investments	2,312	7,820
Investment in subsidiaries	40,782	91,663
Total assets	79,018	142,579
Current liabilities:
Accounts payable	3,289	2,223
Accrued and other current liabilities	3,103	1,111
Intercompany payables	16,231	18,749
Total current liabilities	22,623	22,083
Other liabilities	11,821	13,220
Total liabilities	34,444	35,303
Shareholders' equity:
Ordinary shares	1	1
Additional paid-in capital	691,766	696,224
Treasury shares	(9,330)	(8,034)
Accumulated other comprehensive income (loss)	(703)	1,954
Accumulated deficit	(637,160)	(582,869)
Total shareholders' equity	44,574	107,276
Total liabilities, redeemable noncontrolling interest and shareholders' equity	$ 79,018	$ 142,579